Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc. (A)	116,913	$ 17,041,239
Exact Sciences Corp. (A)	8,768	830,768
Moderna, Inc. (A) (B)	223,329	16,548,679

		34,420,686

Capital Markets - 0.1%
S&P Global, Inc.	10,224	3,580,956

Entertainment - 6.0%
Netflix, Inc. (A)	94,644	46,269,559
Spotify Technology SA (A)	705,798	181,968,840

		228,238,399

Health Care Equipment & Supplies - 7.1%
Danaher Corp.	13,263	2,702,999
DexCom, Inc. (A)	302,972	131,956,425
Intuitive Surgical, Inc. (A)	196,309	134,558,041

		269,217,465

Health Care Providers & Services - 1.8%
Convetrus, Inc. (A)	1,115,433	24,717,995
Guardant Health, Inc. (A)	525,623	44,772,567

		69,490,562

Health Care Technology - 5.3%
Livongo Health, Inc. (A)	206,621	26,292,522
Veeva Systems, Inc., Class A (A)	664,817	175,890,634

		202,183,156

Interactive Media & Services - 5.5%
Snap, Inc., Class A (A)	2,394,035	53,674,265
Twitter, Inc. (A)	2,637,206	95,994,299
Zillow Group, Inc., Class C (A) (B)	832,806	56,955,602

		206,624,166

Internet & Direct Marketing Retail - 11.2%
Amazon.com, Inc. (A)	69,783	220,840,864
Chewy, Inc., Class A (A) (B)	1,174,243	61,636,015
Farfetch, Ltd., Class A (A) (B)	1,810,884	46,412,957
Wayfair, Inc., Class A (A) (B)	357,055	95,008,765

		423,898,601

IT Services - 26.3%
Adyen NV (A) (C)	45,392	75,766,332
MongoDB, Inc. (A)	375,429	86,003,276
Okta, Inc. (A)	739,161	163,339,798
Shopify, Inc., Class A (A)	256,349	262,501,376
Square, Inc., Class A (A)	1,678,148	217,907,518
Twilio, Inc., Class A (A)	683,303	189,561,918

		995,080,218

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	950,509

Life Sciences Tools & Services - 4.6%
10X Genomics, Inc., Class A (A)	594,240	58,455,389
Illumina, Inc. (A)	300,012	114,652,586

		173,107,975

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.2%
Royal Gold, Inc.	46,553	$ 6,514,161

Oil, Gas & Consumable Fuels - 0.2%
Texas Pacific Land Trust (B)	11,691	6,231,186

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	18,207	3,596,611

Road & Rail - 3.3%
Uber Technologies, Inc. (A)	4,028,762	121,910,338
Union Pacific Corp.	12,775	2,214,546

		124,124,884

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	122,749	52,117,998

Software - 17.3%
Atlassian Corp. PLC, Class A (A)	247,335	43,691,728
Coupa Software, Inc. (A)	429,190	131,525,276
Datadog, Inc., Class A (A)	617,914	57,997,408
Slack Technologies, Inc., Class A (A)	4,182,615	123,596,273
Trade Desk, Inc., Class A (A) (B)	246,734	111,355,989
Zoom Video Communications, Inc., Class A (A)	724,341	183,917,423

		652,084,097

Specialty Retail - 3.0%
Carvana Co. (A)	736,537	114,126,408

Total Common Stocks (Cost $1,849,257,294)		3,565,588,038

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (E)	111,822,430	111,822,430

Total Other Investment Company (Cost $111,822,430)		111,822,430

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 0.00% (E), dated 07/31/2020, to be repurchased at $217,555,835 on 08/03/2020. Collateralized by U.S. Government Obligations, 0.13% - 1.63%, due 04/15/2023 - 05/31/2023, and with a total value of $221,907,031.	$ 217,555,835	217,555,835

Total Repurchase Agreement (Cost $217,555,835)		217,555,835

Total Investments Excluding Options Purchased (Cost $2,178,635,559)		3,894,966,303
Total Options Purchased - 0.1% (Cost $10,615,269)		5,158,309

Total Investments (Cost $2,189,250,828)		3,900,124,612
Net Other Assets (Liabilities) - (3.2)%		(122,064,665)

Net Assets - 100.0%		$ 3,778,059,947

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	700,730,044	$3,716,672	$3,240,176
Put - USD vs. CNH	RBS	USD	7.75	01/07/2021	USD	479,776,728	2,095,185	917,813
Put - USD vs. CNH	RBS	USD	8.09	09/21/2020	USD	367,425,569	1,982,996	11,390
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD	451,772,550	2,820,416	988,930

Total							$10,615,269	$5,158,309

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,489,821,706	$75,766,332	$—	$3,565,588,038
Other Investment Company	111,822,430	—	—	111,822,430
Repurchase Agreement	—	217,555,835	—	217,555,835
Over-the-Counter Foreign Exchange Options Purchased	—	5,158,309	—	5,158,309

Total Investments	$3,601,644,136	$298,480,476	$—	$3,900,124,612

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $278,338,230, collateralized by cash collateral of $111,822,430 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $172,693,640. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of the 144A security is $75,766,332, representing 2.0% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at July 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 3